CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Summary of Condensed Financial Information) (Details) (UiTV Media Inc. or UiTV [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
UiTV Media Inc. or UiTV [Member]
Operating data:
Revenue	$ 7,460	$ 1,984	$ 165
Gross profit	(116)	(3,164)	(1,835)
Loss from operations	(12,087)	(16,354)	(13,210)
Net loss	(15,469)	(18,170)	(13,460)
Net loss attributable to UTStarcom Holdings Corp.	(13,744)	(15,942)	(12,797)
Balance sheet data:
Current assets	6,582	8,712	4,849
Long-term assets	10,062	37,538	30,151
Current liabilities	(48,759)	(1,384)	(5,325)
Long-term liabilities	(1,240)	(56,047)	(23,371)
Non-controlling interests	$ 4,570	$ 2,822	$ 584